SEGMENT REPORTING - Schedule of Segment Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 14,103	$ 6,912	$ 4,413
Policyholder benefit, net	(8,162)	(3,939)	(2,852)
Interest expense	(362)	(249)	(104)
Income tax recovery (expense)	34	(17)	(31)
Deferred income tax recovery relating to basis and other changes	150	(14)	(10)
Net income	1,247	797	501
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	13,802	6,819	4,422
Policyholder benefit, net
Net income	1,374	745	388
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	5,377	1,520	1,586
Net investment income, including reinsurance funds withheld	3,792	1,557	742
Total revenues	9,169	3,077	2,328
Policyholder benefit, net	(5,413)	(1,718)	(1,719)
Interest sensitive contract benefits, excluding index credits	(1,338)	(672)	(304)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(598)	(95)	(52)
Other insurance and reinsurance expenses	(189)	104	(13)
Operating expenses excluding transactions costs	(365)	(110)	(95)
Interest expense	0	0	0
Income tax recovery (expense)	(46)	9	0
Net income	1,220	595	145
Operating Segments | P&C
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	2,964	2,236	1,185
Net investment income, including reinsurance funds withheld	442	225	100
Total revenues	3,406	2,461	1,285
Policyholder benefit, net	(2,092)	(1,566)	(794)
Interest sensitive contract benefits, excluding index credits	0	0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(602)	(493)	(276)
Other insurance and reinsurance expenses	0	0	0
Operating expenses excluding transactions costs	(451)	(309)	(133)
Interest expense	0	0	0
Income tax recovery (expense)	2	(9)	0
Net income	263	84	82
Operating Segments | Life Insurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	649	794	464
Net investment income, including reinsurance funds withheld	368	363	195
Total revenues	1,017	1,157	659
Policyholder benefit, net	(507)	(622)	(313)
Interest sensitive contract benefits, excluding index credits	(53)	(66)	(39)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(37)	(44)	(43)
Other insurance and reinsurance expenses	0	0	0
Operating expenses excluding transactions costs	(214)	(222)	(116)
Interest expense	0	0	0
Income tax recovery (expense)	(12)	(5)	0
Net income	194	198	148
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	0	0	0
Net investment income, including reinsurance funds withheld	210	124	150
Total revenues	210	124	150
Policyholder benefit, net	0	0	0
Interest sensitive contract benefits, excluding index credits	0	0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	0	0	0
Other insurance and reinsurance expenses	0	0	0
Operating expenses excluding transactions costs	(64)	(65)	(10)
Interest expense	(344)	(193)	(106)
Income tax recovery (expense)	(105)	2	(21)
Net income	(303)	(132)	13
Segment Reconciling Items
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	(135)	(30)	(13)
Deferred income tax recovery relating to basis and other changes	195	(14)	(10)
Transaction costs	(213)	(40)	(31)
Net investment results from reinsurance funds withheld	283	36	(7)
Mark-to-market gains (losses) on insurance contracts and other net assets	(257)	100	174
Net income	$ 1,247	$ 797	$ 501